UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Trend Fund

September 30, 2009

1.808771.105

TRE-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Johnson Controls, Inc.	172,500	$ 4,409
TRW Automotive Holdings Corp. (a)	100,800	1,688
		6,097
Hotels, Restaurants & Leisure - 2.0%
McDonald's Corp.	74,500	4,252
Starbucks Corp. (a)	327,800	6,769
WMS Industries, Inc. (a)	35,300	1,573
Wyndham Worldwide Corp.	134,400	2,193
		14,787
Household Durables - 1.7%
Tempur-Pedic International, Inc.	634,800	12,023
Internet & Catalog Retail - 1.1%
Amazon.com, Inc.	85,100	7,945
Multiline Retail - 0.7%
Target Corp.	114,300	5,336
Specialty Retail - 2.1%
Best Buy Co., Inc.	100,200	3,760
Casual Male Retail Group, Inc. (a)	1,147,000	3,946
Staples, Inc.	167,900	3,899
TJX Companies, Inc.	106,800	3,968
		15,573
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	101,000	3,325
Deckers Outdoor Corp. (a)	30,503	2,588
G-III Apparel Group Ltd. (a)	128,300	1,815
Phillips-Van Heusen Corp.	87,700	3,753
Polo Ralph Lauren Corp. Class A	72,500	5,555
		17,036
TOTAL CONSUMER DISCRETIONARY		78,797
CONSUMER STAPLES - 13.7%
Beverages - 3.2%
Anheuser-Busch InBev SA NV	90,500	4,132
Dr Pepper Snapple Group, Inc. (a)	67,800	1,949
The Coca-Cola Co.	321,900	17,286
		23,367
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	245,400	$ 13,855
Wal-Mart Stores, Inc.	308,100	15,125
		28,980
Food Products - 3.7%
Danone	94,458	5,692
Green Mountain Coffee Roasters, Inc. (a)	75,835	5,600
Nestle SA sponsored ADR	173,300	7,398
The J.M. Smucker Co.	151,500	8,031
		26,721
Household Products - 2.0%
Procter & Gamble Co.	249,255	14,437
Personal Products - 0.8%
Avon Products, Inc.	174,300	5,919
TOTAL CONSUMER STAPLES		99,424
ENERGY - 4.6%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	40,100	1,706
Schlumberger Ltd.	83,900	5,000
		6,706
Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc.	72,800	1,611
Chesapeake Energy Corp.	85,500	2,428
CONSOL Energy, Inc.	58,500	2,639
Exxon Mobil Corp.	123,300	8,460
Marathon Oil Corp.	113,600	3,624
Massey Energy Co.	80,200	2,237
Occidental Petroleum Corp.	27,900	2,187
Range Resources Corp.	37,900	1,871
Southwestern Energy Co. (a)	45,900	1,959
		27,016
TOTAL ENERGY		33,722
FINANCIALS - 6.2%
Capital Markets - 1.4%
Goldman Sachs Group, Inc.	14,200	2,618
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	194,600	$ 2,759
Morgan Stanley	157,500	4,864
		10,241
Commercial Banks - 1.2%
Huntington Bancshares, Inc.	163,100	768
PNC Financial Services Group, Inc.	49,700	2,415
Wells Fargo & Co.	199,900	5,633
		8,816
Consumer Finance - 0.4%
American Express Co.	90,200	3,058
Diversified Financial Services - 1.8%
Bank of America Corp.	176,144	2,980
CME Group, Inc.	21,200	6,534
JPMorgan Chase & Co.	79,100	3,466
		12,980
Insurance - 0.6%
Genworth Financial, Inc. Class A	166,500	1,990
Lincoln National Corp.	81,300	2,106
		4,096
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	184,800	2,170
Jones Lang LaSalle, Inc.	75,700	3,586
		5,756
TOTAL FINANCIALS		44,947
HEALTH CARE - 15.5%
Biotechnology - 3.8%
Alexion Pharmaceuticals, Inc. (a)	63,746	2,839
Alnylam Pharmaceuticals, Inc. (a)	52,200	1,184
Amgen, Inc. (a)	144,400	8,697
Biogen Idec, Inc. (a)	121,200	6,123
Celgene Corp. (a)	12,700	710
Dendreon Corp. (a)	62,000	1,735
Gilead Sciences, Inc. (a)	70,400	3,279
GTx, Inc. (a)	59,700	764
Micromet, Inc. (a)	30,900	206
United Therapeutics Corp. (a)	45,200	2,214
		27,751
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.0%
Covidien PLC	225,200	$ 9,742
Inverness Medical Innovations, Inc. (a)	296,931	11,500
NuVasive, Inc. (a)	18,000	752
		21,994
Health Care Providers & Services - 2.4%
Express Scripts, Inc. (a)	79,400	6,160
Humana, Inc. (a)	55,300	2,063
Medco Health Solutions, Inc. (a)	134,000	7,412
UnitedHealth Group, Inc.	65,200	1,633
		17,268
Health Care Technology - 0.3%
Cerner Corp. (a)	35,300	2,640
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	80,600	860
Illumina, Inc. (a)	65,300	2,775
QIAGEN NV (a)	161,700	3,441
		7,076
Pharmaceuticals - 5.0%
Abbott Laboratories	60,200	2,978
Allergan, Inc.	224,100	12,720
Ardea Biosciences, Inc. (a)	13,000	238
Cadence Pharmaceuticals, Inc. (a)	109,500	1,211
Johnson & Johnson	167,500	10,199
King Pharmaceuticals, Inc. (a)	158,000	1,702
Merck & Co., Inc.	139,600	4,416
Optimer Pharmaceuticals, Inc. (a)	82,100	1,111
Teva Pharmaceutical Industries Ltd. sponsored ADR	7,100	359
ViroPharma, Inc. (a)	132,300	1,273
		36,207
TOTAL HEALTH CARE		112,936
INDUSTRIALS - 9.6%
Aerospace & Defense - 2.9%
BE Aerospace, Inc. (a)	54,800	1,104
Honeywell International, Inc.	160,600	5,966
Precision Castparts Corp.	60,500	6,163
United Technologies Corp.	130,400	7,945
		21,178
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	35,700	$ 2,062
United Parcel Service, Inc. Class B	32,100	1,813
		3,875
Building Products - 0.5%
Masco Corp.	301,200	3,892
Electrical Equipment - 1.4%
American Superconductor Corp. (a)(c)	48,900	1,640
AMETEK, Inc.	85,100	2,971
First Solar, Inc. (a)(c)	23,000	3,516
Rockwell Automation, Inc.	50,400	2,147
		10,274
Industrial Conglomerates - 0.3%
Textron, Inc.	96,500	1,832
Machinery - 2.0%
Caterpillar, Inc.	79,400	4,076
Cummins, Inc.	79,800	3,576
Danaher Corp.	45,500	3,063
Ingersoll-Rand Co. Ltd.	128,400	3,938
		14,653
Professional Services - 0.7%
Manpower, Inc.	64,900	3,680
Monster Worldwide, Inc. (a)	93,800	1,640
		5,320
Road & Rail - 1.3%
Union Pacific Corp.	154,100	8,992
TOTAL INDUSTRIALS		70,016
INFORMATION TECHNOLOGY - 33.6%
Communications Equipment - 5.2%
3Com Corp. (a)	215,500	1,127
Cisco Systems, Inc. (a)	973,800	22,923
Juniper Networks, Inc. (a)	68,700	1,856
Palm, Inc. (a)	102,900	1,794
QUALCOMM, Inc.	229,800	10,336
		38,036
Computers & Peripherals - 8.1%
Apple, Inc. (a)	187,200	34,698
Dell, Inc. (a)	347,400	5,301
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	303,300	$ 14,319
Seagate Technology	160,200	2,437
Western Digital Corp. (a)	65,300	2,385
		59,140
Electronic Equipment & Components - 1.5%
Agilent Technologies, Inc. (a)	79,000	2,199
Corning, Inc.	294,400	4,507
Ingram Micro, Inc. Class A (a)	129,100	2,175
Itron, Inc. (a)	27,900	1,790
		10,671
Internet Software & Services - 5.0%
Baidu.com, Inc. sponsored ADR (a)	9,000	3,519
eBay, Inc. (a)	187,300	4,422
Google, Inc. Class A (a)	48,000	23,801
NetEase.com, Inc. sponsored ADR (a)	26,900	1,229
Sohu.com, Inc. (a)	21,700	1,493
Tencent Holdings Ltd.	112,000	1,822
		36,286
IT Services - 2.1%
Alliance Data Systems Corp. (a)	125,000	7,635
Cognizant Technology Solutions Corp. Class A (a)	194,000	7,500
		15,135
Semiconductors & Semiconductor Equipment - 3.6%
ASML Holding NV (NY Shares)	86,000	2,543
Intel Corp.	604,500	11,830
KLA-Tencor Corp.	65,100	2,334
Lam Research Corp. (a)	62,400	2,132
Marvell Technology Group Ltd. (a)	220,600	3,572
Omnivision Technologies, Inc. (a)	115,000	1,872
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	200,497	2,197
		26,480
Software - 8.1%
Adobe Systems, Inc. (a)	41,700	1,378
Blackboard, Inc. (a)	41,900	1,583
BMC Software, Inc. (a)	121,500	4,560
Citrix Systems, Inc. (a)	75,000	2,942
Informatica Corp. (a)	81,900	1,849
Microsoft Corp.	862,100	22,320
Nuance Communications, Inc. (a)	155,600	2,328
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	276,300	$ 5,758
Red Hat, Inc. (a)	107,000	2,957
Rovi Corp. (a)	11,100	373
Sourcefire, Inc. (a)	198,000	4,251
Sybase, Inc. (a)	169,600	6,597
VMware, Inc. Class A (a)	52,800	2,121
		59,017
TOTAL INFORMATION TECHNOLOGY		244,765
MATERIALS - 4.2%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	61,700	4,787
Albemarle Corp.	49,100	1,699
Dow Chemical Co.	212,800	5,548
E.I. du Pont de Nemours & Co.	70,900	2,279
Monsanto Co.	42,600	3,297
The Mosaic Co.	55,900	2,687
		20,297
Metals & Mining - 1.4%
AngloGold Ashanti Ltd. sponsored ADR	48,300	1,969
Freeport-McMoRan Copper & Gold, Inc.	34,900	2,394
Newmont Mining Corp.	109,500	4,820
Steel Dynamics, Inc.	62,100	953
		10,136
TOTAL MATERIALS		30,433
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	169,400	6,166
TOTAL COMMON STOCKS (Cost $625,369)		721,206
Money Market Funds - 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.25% (d)	5,579,790	$ 5,580
Fidelity Securities Lending Cash Central Fund, 0.19% (b)(d)	3,972,600	3,973
TOTAL MONEY MARKET FUNDS (Cost $9,553)		9,553
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $634,922)		730,759
NET OTHER ASSETS - (0.3)%		(2,484)
NET ASSETS - 100%		$ 728,275
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	159
Total	$ 183
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 776
Total Realized Gain (Loss)	(225)
Total Unrealized Gain (Loss)	(26)
Cost of Purchases	-
Proceeds of Sales	(525)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at September 30, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $645,686,000. Net unrealized appreciation aggregated $85,073,000, of which $106,602,000 related to appreciated investment securities and $21,529,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009